Revenue and Geography Information (Details) - Schedule of company’s sales breakdown based on location - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 200,547	¥ 275,508	¥ 246,899
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	82,481	70,314	112,400
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	14,228	18,949	30,030
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	97	1,529	6,157
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	39,515	25,905	19,536
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	18,158	28,154	17,277
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	29,085	12,372
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	951	118,285	45,743
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 16,032		¥ 15,756